Loans Held for Investment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Loans Held for Investment
Note 3. Loans Held for Investment
Portfolio Summary
The following table provides a summary of the Company’s loan portfolio as of March 31, 2022 and December 31, 2021:

	March 31, 2022			December 31, 2021
	Fixed Rate	Floating Rate (1)(2)(3)	Total	Fixed Rate	Floating Rate (1)(2)(3)	Total
Number of loans	7	18	25	6	15	21
Principal balance	$97,914,340	$469,606,633	$567,520,973	$74,880,728	$405,270,423	$480,151,151
Carrying value	$99,264,597	$458,754,403	$558,019,000	$75,520,212	$394,153,102	$469,673,314
Fair value	$99,045,593	$457,961,364	$557,006,957	$75,449,410	$391,752,209	$467,201,619
Weighted-average coupon rate	12.92%	7.16%	8.15%	12.39%	7.01%	7.85%
Weighted-average remaining term (years)	1.98	1.32	1.44	1.93	1.45	1.53

(1)
These loans pay a coupon rate of LIBOR or Secured Overnight Financing Rate (“SOFR”), as applicable, plus a fixed spread. Coupon rate shown was determined using LIBOR of 0.45% and SOFR of 0.16% as of March 31, 2022 and LIBOR of 0.10% as of December 31, 2021.

(2)
As of March 31, 2022 and December 31, 2021, amount included $351.1 million and $290.6 million of senior mortgages used as collateral for $241.5 million and $176.9 million of borrowings under credit facilities, respectively (Note 8).

(3)	As of March 31, 2022 and December 31, 2021, sixteen and thirteen of these loans, respectively, are subject to a LIBOR or SOFR floor, as applicable.

Lending Activities
The following table presents the activities of the Company’s loan portfolio for the three months ended March 31, 2022 and 2021:

	Loans Held for Investment	Loans Held for Investment through Participation Interests	Total
Balance, January 1, 2022	$457,329,582	$12,343,732	$469,673,314
New loans made	87,538,133	581,688	88,119,821
Principal repayments received	(750,000)	—	(750,000)
Net amortization of premiums on loans	(15,348)	—	(15,348)
Accrual, payment and accretion of investment-related fees and other, net	1,029,625	11,884	1,041,509
Provision for loan losses	(50,296)	—	(50,296)

Balance, March 31, 2022	$545,081,696	$12,937,304	$558,019,000

	Loans Held for Investment	Loans Held for Investment through Participation Interests	Total
Balance, January 1, 2021	$417,986,462	$4,294,053	$422,280,515
New loans made	14,410,706	—	14,410,706
Principal repayments received	(31,531,804)	—	(31,531,804)
PIK interest (1)	676,646	—	676,646
Net amortization of premiums on loans	(15,348)	—	(15,348)
Accrual, payment and accretion of investment-related fees and other, net	526,081	(1,905)	524,176
Provision for loan losses	(276,020)	—	(276,020)

Balance, March 31, 2021	$401,776,723	$4,292,148	$406,068,871

(1)
Certain loans in the Company’s portfolio contain PIK interest provisions. The PIK interest represents contractually deferred interest that is added to the principal balance. PIK interest related to obligations under participation agreements amounted $0.5 million for the three months ended March 31, 2021.

Portfolio Information
The tables below detail the types of loans in the Company’s loan portfolio, as well as the property type and geographic location of the properties securing these loans as of March 31, 2022 and December 31, 2021:

	March 31, 2022			December 31, 2021
Loan Structure	Principal Balance	Carrying Value	% of Total	Principal Balance	Carrying Value	% of Total
First mortgages	$410,635,036	$413,619,050	74.1%	$345,454,454	$348,101,455	74.0%
Preferred equity investments	93,441,580	93,607,463	16.8%	92,252,340	92,400,572	19.7%
Credit facility	46,000,000	46,885,375	8.4%	25,000,000	25,206,964	5.4%
Mezzanine loans	17,444,357	17,615,889	3.2%	17,444,357	17,622,804	3.8%
Allowance for loan losses	—	(13,708,777)	(2.5)%	—	(13,658,481)	(2.9)%

Total	$567,520,973	$558,019,000	100.0%	$480,151,151	$469,673,314	100.0%

	March 31, 2022			December 31, 2021
Property Type	Principal Balance	Carrying Value	% of Total	Principal Balance	Carrying Value	% of Total
Office	$229,192,520	$230,101,500	41.2%	$221,596,870	$222,426,872	47.3%
Multifamily	120,216,869	122,074,241	21.9%	80,805,787	81,835,756	17.4%
Industrial	67,571,608	67,606,537	12.1%	32,000,000	32,206,964	6.9%
Hotel — full/select service	56,918,328	57,520,720	10.3%	56,847,381	57,395,682	12.2%
Infill land	33,807,563	33,895,151	6.1%	28,960,455	28,923,827	6.2%
Student housing	31,000,000	31,667,292	5.7%	31,000,000	31,565,670	6.7%
Mixed use	28,814,085	28,862,336	5.2%	28,940,658	28,977,024	6.2%
Allowance for loan losses	—	(13,708,777)	(2.5)%	—	(13,658,481)	(2.9)%

Total	$567,520,973	$558,019,000	100.0%	$480,151,151	$469,673,314	100.0%

	March 31, 2022			December 31, 2021
Geographic Location	Principal Balance	Carrying Value	% of Total	Principal Balance	Carrying Value	% of Total
United States
California	$241,635,304	$243,830,108	43.7%	$234,968,151	$237,015,597	50.4%
New York	93,441,580	93,607,463	16.8%	92,252,340	92,400,572	19.7%
Georgia	53,970,491	54,221,854	9.7%	53,289,288	53,536,884	11.4%
North Carolina	45,781,188	46,026,460	8.2%	44,492,971	44,704,699	9.5%
New Jersey	35,571,608	35,391,604	6.3%	—	—	—%
Utah	28,000,000	28,529,857	5.1%	28,000,000	28,420,056	6.1%
Washington	24,424,855	24,487,967	4.4%	3,523,401	3,382,683	0.7%
Pennsylvania	21,000,000	21,670,442	3.9%	—	—	—%
Texas	13,695,947	13,824,587	2.5%	13,625,000	13,725,690	2.9%
Massachusetts	7,000,000	7,000,000	1.3%	7,000,000	7,000,000	1.5%
South Carolina	3,000,000	3,137,435	0.6%	3,000,000	3,145,614	0.7%
Allowance for loan losses	—	(13,708,777)	(2.5)%	—	(13,658,481)	(2.9)%

Total	$567,520,973	$558,019,000	100.0%	$480,151,151	$469,673,314	100.0%

Loan Risk Rating
As described in Note 2, the Manager evaluates the Company’s loan portfolio on a quarterly basis or more frequently as needed. In conjunction with the quarterly review of the Company’s loan portfolio, the Manager assesses the risk factors of each loan, and assigns a risk rating based on a five-point scale with “1” being the lowest risk and “5” being the greatest risk.

The following table allocates the principal balance and the carrying value of the Company’s loans based on the loan risk rating as of March 31, 2022 and December 31, 2021:

	March 31, 2022				December 31, 2021
Loan Risk Rating	Number of Loans	Principal Balance	Carrying Value	% of Total	Number of Loans	Principal Balance	Carrying Value	% of Total
1	—	$—	$—	—%	—	$—	$—	—%
2	2	25,000,000	25,041,590	4.4%	2	25,000,000	25,041,124	5.2%
3	19	435,383,446	439,254,137	76.8%	15	349,273,811	352,164,409	72.9%
4	1	60,583,057	60,583,057	10.6%	1	60,012,639	60,012,639	12.4%
5	—	—	—	—%	—	—	—	—%
Other (1)	3	46,554,470	46,848,993	8.2%	3	45,864,701	46,113,623	9.5%

	25	$567,520,973	571,727,777	100.0%	21	$480,151,151	483,331,795	100.0%

Allowance for loan losses			(13,708,777)				(13,658,481)

Total, net of allowance for loan losses			$558,019,000				$469,673,314

(1)
Because these loans have an event of default, they are removed from the pool of loans on which a general allowance is calculated and are evaluated for collectability individually. As of both March 31, 2022 and December 31, 2021, the specific allowance for loan losses on these loans were $12.8 million, as a result of a decline in the fair value of the respective collateral.

As of March 31, 2022, the Company had one loan with a loan risk rating of “4” and no loans with a loan risk rating of “5” and recorded general allowance for loan losses of $0.01 million for the three months ended March 31, 2022. As of March 31, 2021, the Company had three loans with a loan risk rating of “4” and one loan with a loan risk rating of “5” and recorded general allowance for loan losses of $0.04 million for the three months ended March 31, 2021. Additionally, as of March 31, 2022 and 2021, the Company had three and one loans, respectively, deemed impaired and recorded specific allowance for loan losses of $0.04 million and $0.2 million, respectively, as a result of a decline in the value of the underlying collateral.
The following table presents the activity in the Company’s allowance for loan losses for the three months ended March 31, 2022 and 2021:

	Three Months Ended March 31,
	2022	2021
Allowance for loan losses, beginning of period	$13,658,481	$3,738,758
Provision for loan losses	50,296	276,020
Charge-offs	—	—
Recoveries	—	—

Allowance for loan losses, end of period	$13,708,777	$4,014,778

As of both March 31, 2022 and December 31, 2021, the Company had one loan that was in maturity default. Additionally, for the three months ended March 31, 2022 and 2021, the Company suspended interest income accrual of $1.1 million and $0.7 million on two loans, respectively, because recovery of such income was doubtful.
Troubled Debt Restructuring
As of March 31, 2022 and December 31, 2021, the Company had a recorded investment in troubled debt restructuring of $13.7 million.
Due to financial difficulty resulting from the
COVID-19
pandemic, a borrower defaulted on interest payments in May 2020 on a $3.5 million mezzanine loan, and the Company subsequently suspended the interest accrual. The Company purchased the senior loan from a third-party lender on September 3, 2021 in order to facilitate a refinancing. Subsequently on September 23, 2021, the senior and mezzanine loans were refinanced and the Company issued a new senior loan with a committed amount of $14.7 million, of which $13.6 million was funded at closing. The concession granted in the refinancing was the forgiveness of principal and accrued interest of $1.3 million on the mezzanine loan, of which $1.0 million was previously recorded as an allowance for loan losses, in addition to $0.4 million of nonaccrual interest. The Company classified the refinancing as a TDR as it met all the conditions to be considered a TDR pursuant to ASC
310-40.
The following table summarizes the recorded investment of TDR as of the date of restructuring:

Number of loans modified	1
Pre-modified recorded carrying value	$18,503,470
Post-modified recorded carrying value (1)	$13,625,000

(1)
As of March 31, 2022, the principal balance of this loan was $13.7 million and the carrying value of this loan, which includes the present value of the exit fee, was $13.8 million. There is no allowance for loan losses recorded for this new senior loan.

Once classified as a TDR, the new senior loan is classified as an impaired loan until it is extinguished and the carrying value is evaluated at each reporting date for collectability based on the fair value of the underlying collateral. Since the fair value of the collateral is greater than the carrying value of the new senior loan, no specific allowance was recorded as of March 31, 2022. For the three months ended March 31, 2022, interest income from the new senior loan was $0.3 million. In April 2022, this loan was repaid in full.

Note 4. Loans Held for Investment
Portfolio Summary
The following table provides a summary of the Company’s loan portfolio as of December 31, 2021 and 2020:

	December 31, 2021			December 31, 2020
	Fixed Rate	Floating Rate (1)(2)(3)	Total	Fixed Rate	Floating Rate (1)(2)(3)	Total
Number of loans	6	15	21	6	14	20
Principal balance	$74,880,728	$405,270,423	$480,151,151	$56,335,792	$367,838,966	$424,174,758
Carrying value	$75,520,212	$394,153,102	$469,673,314	$56,464,310	$365,816,205	$422,280,515
Fair value	$75,449,410	$391,752,209	$467,201,619	$56,284,334	$363,122,860	$419,407,194
Weighted-average coupon rate	12.39%	7.01%	7.85%	12.17%	7.95%	8.51%
Weighted-average remaining term (years)	1.93	1.45	1.53	1.78	1.44	1.48

(1)	These loans pay a coupon rate of LIBOR plus a fixed spread. Coupon rate shown was determined using LIBOR of 0.10% and 0.14% as of December 31, 2021 and 2020, respectively.
(2)
As of December 31, 2021 and 2020, amounts included $163.1 million and $184.2 million of senior mortgages used as collateral for $93.8 million and $107.6 million of borrowings under a term loan, respectively (Note 9). As of December 31, 2021, amounts also included $60.1 million of senior mortgages used as collateral for $38.6 million of borrowings under a revolving line of credit and $67.4 million of senior mortgages used as collateral for $44.6 million of borrowings under a repurchase agreement. Borrowings under the term loan bear interest at an annual rate of LIBOR plus 4.25% with a LIBOR floor of 1.00%. Borrowings under the revolving line of credit bear interest at a minimum rate of 4.0%. Borrowings under the repurchase agreement bears interest at an annual rate of LIBOR plus an applicable spread which ranges from 1.60% to 1.85%.

(3)	As of December 31, 2021 and 2020, thirteen and twelve of these loans, respectively, are subject to a LIBOR floor.
Lending Activities
The following table presents the activities of the Company’s loan portfolio for the years ended December 31, 2021 and 2020:

	Loans Held for Investment	Loans Held for Investment through Participation Interests	Total
Balance, January 1, 2021	$417,986,462	$4,294,053	$422,280,515
New loans made	240,130,367	12,307,366	252,437,733
Principal repayments received	(192,530,456)	(4,250,000)	(196,780,456)
PIK interest (1)	1,955,109	—	1,955,109
Net amortization of premiums on loans	(61,390)	—	(61,390)
Accrual, payment and accretion of investment-related fees and other, net	1,405,206	(7,687)	1,397,519
Realized loss on loan repayments (2)(3)	(651,553)	—	(651,553)
Provision for loan losses	(10,904,163)	—	(10,904,163)

Balance, December 31, 2021	$457,329,582	$12,343,732	$469,673,314

	Loans Held for Investment	Loans Held for Investment through Participation Interests	Total
Balance, January 1, 2020	$375,462,222	$3,150,546	$378,612,768
New loans made	107,359,299	1,129,112	108,488,411
Principal repayments received	(66,144,729)	—	(66,144,729)
PIK interest (1)	4,442,759	—	4,442,759
Net amortization of premiums on loans	(61,391)	—	(61,391)
Accrual, payment and accretion of investment-related fees, net	667,060	14,395	681,455
Provision for loan losses	(3,738,758)	—	(3,738,758)

Balance, December 31, 2020	$417,986,462	$4,294,053	$422,280,515

(1)
Certain loans in the Company’s portfolio contain PIK interest provisions. The PIK interest represents contractually deferred interest that is added to the principal balance. PIK interest related to obligations under participation agreements amounted to $1.0 million and $1.5 million for the years ended December 31, 2021 and 2020, respectively.

(2)
On September 2, 2021, the Company foreclosed on a hotel property encumbered by a first mortgage and the related subordinated mezzanine loan, both of which were held by the Company, with an aggregate principal balance $14.6 million. On September 23, 2021, the hotel property was sold to a third party for $13.8 million. The net proceeds from the sale, together with a payment under a contractual guarantee of $0.8 million from the borrower, were used to pay off both loans in full. In connection with the loan repayment, the related obligation under participation agreement of $6.4 million was simultaneously satisfied. In connection with the loan repayment, the Company recorded a loss of $0.4 million related to the write-off
of the interest accrued but uncollected in the third quarter of 2021, excluding the amount attributable to obligations under participation agreements of $0.1 million.

(3)	Amount also included realized loss of $0.3 million related to the TDR transaction described below.

Portfolio Information
The tables below detail the types of loans in the Company’s loan portfolio, as well as the property type and geographic location of the properties securing these loans as of December 31, 2021 and 2020:

	December 31, 2021			December 31, 2020
Loan Structure	Principal Balance	Carrying Value	% of Total	Principal Balance	Carrying Value	% of Total
First mortgages	$345,454,454	$348,101,455	74.0%	$254,042,847	$255,093,989	60.5%
Preferred equity investments	92,252,340	92,400,572	19.7%	141,590,632	142,002,144	33.6%
Mezzanine loans	17,444,357	17,622,804	3.8%	28,541,279	28,923,140	6.8%
Credit facility	25,000,000	25,206,964	5.4%	—	—	—%
Allowance for loan losses	—	(13,658,481)	(2.9)%	—	(3,738,758)	(0.9)%

Total	$480,151,151	$469,673,314	100.0%	$424,174,758	$422,280,515	100.0%

	December 31, 2021			December 31, 2020
Property Type	Principal Balance	Carrying Value	% of Total	Principal Balance	Carrying Value	% of Total
Office	$221,596,870	$222,426,872	47.3%	$182,698,225	$183,053,751	43.3%
Multifamily	80,805,787	81,835,756	17.4%	150,873,173	151,768,347	35.9%
Hotel — full/select service	56,847,381	57,395,682	12.2%	49,142,809	49,393,251	11.7%
Industrial	32,000,000	32,206,964	6.9%	7,000,000	7,000,000	1.7%
Student housing	31,000,000	31,565,670	6.7%	3,000,000	3,204,375	0.8%
Infill land	28,960,455	28,923,827	6.2%	10,442,567	10,537,512	2.5%
Mixed use	28,940,658	28,977,024	6.2%	16,767,984	16,767,984	4.0%
Hotel — extended stay	—	—	—%	4,250,000	4,294,053	1.0%
Allowance for loan losses	—	(13,658,481)	(2.9)%	—	(3,738,758)	(0.9)%

Total	$480,151,151	$469,673,314	100.0%	$424,174,758	$422,280,515	100.0%

During the first quarter of 2021, the Company reclassified the property types of collateral on certain loans to multifamily to better reflect the tenant mix of each property. Additionally, the Company categorized hotel properties further to hotel — full/selected service and hotel — extended stay. The prior period amounts have been reclassified to conform to the current period presentation.

	December 31, 2021			December 31, 2020
Geographic Location	Principal Balance	Carrying Value	% of Total	Principal Balance	Carrying Value	% of Total
United States
California	$234,968,151	$237,015,597	50.4%	$200,279,688	$200,990,328	47.6%
New York	92,252,340	92,400,572	19.7%	79,187,004	79,310,276	18.8%
Georgia	53,289,288	53,536,884	11.4%	74,116,787	74,505,752	17.6%
North Carolina	44,492,971	44,704,699	9.5%	33,242,567	33,438,806	7.9%
Utah	28,000,000	28,420,056	6.1%	—	—	—%
Texas	13,625,000	13,725,690	2.9%	3,848,712	3,887,200	0.9%
Massachusetts	7,000,000	7,000,000	1.5%	7,000,000	7,000,000	1.7%
Washington	3,523,401	3,382,683	0.7%	23,500,000	23,682,536	5.6%
South Carolina	3,000,000	3,145,614	0.7%	3,000,000	3,204,375	0.8%
Allowance for loan losses	—	(13,658,481)	(2.9)%	—	(3,738,758)	(0.9)%

Total	$480,151,151	$469,673,314	100.0%	$424,174,758	$422,280,515	100.0%

Loan Risk Rating
As described in Note 2, the Manager evaluates the Company’s loan portfolio on a quarterly basis or more frequently as needed. In conjunction with the quarterly review of the Company’s loan portfolio, the Manager assesses the risk factors of each loan, and assigns a risk rating based on a five-point scale with “1” being the lowest risk and “5” being the greatest risk.
The following table allocates the principal balance and the carrying value of the Company’s loans based on the loan risk rating as of December 31, 2021 and 2020:

	December 31, 2021				December 31, 2020
Loan Risk Rating	Number of Loans	Principal Balance	Carrying Value	% of Total	Number of Loans	Principal Balance	Carrying Value	% of Total
1	—	$—	$—	—%	—	$—	$—	—%
2	2	25,000,000	25,041,124	5.2%	1	7,000,000	7,000,000	1.6%
3	15	349,273,811	352,164,409	72.9%	14	323,696,475	325,284,285	76.4%
4	1	60,012,639	60,012,639	12.4%	3	72,861,587	73,079,804	17.2%
5	—	—	—	—%	1	3,848,712	3,887,200	0.9%
Other (1)	3	45,864,701	46,113,623	9.5%	1	16,767,984	16,767,984	3.9%

	21	$480,151,151	483,331,795	100.0%	20	$424,174,758	426,019,273	100.0%

Allowance for loan losses			(13,658,481)				(3,738,758)

Total, net of allowance for loan losses			$469,673,314				$422,280,515

(1)
Because these loans have an event of default, they are removed from the pool of loans on which a general allowance is calculated and are evaluated for collectibility individually. As of December 31, 2021 and 2020, the specific allowance for loan losses on these loans were $12.8 million and $2.5 million, respectively, as a result of a decline in the fair value of the respective collateral.

As of December 31, 2021, the Company had one loan with a loan risk rating of “4” and no loans with a loan risk rating of “5” and recorded general allowance for loan losses of $0.6 million for the year ended December 31, 2021. As of December 31, 2020, the Company had three loans with a loan risk rating of “4” and one loan with a loan risk rating of “5” and recorded general allowance for loan losses of $1.3 million for the year ended December 31, 2020. Additionally, as of December 31, 2021 and 2020, the Company had three and one loans, respectively, deemed impaired and recorded specific allowance for loan losses of $10.3 million and $2.5 million, respectively, as a result of a decline in the value of the underlying collateral.
The following table presents the activity in the Company’s allowance for loan losses for the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
Allowance for loan losses, beginning of period	$3,738,758	$—
Provision for loan losses	10,904,163	3,738,758
Charge-offs (1)	(984,440)	—
Recoveries	—	—

Allowance for loan losses, end of period	$13,658,481	$3,738,758

(1)	Amount related to the TDR described below.
As of both December 31, 2021 and 2020, the Company had one loan that was in maturity default. Additionally, for the year ended December 31, 2021, the Company suspended interest income accrual of $3.6 million on three loans, because recovery of such income was doubtful. There was no suspension of such interest income for the year ended December 31, 2020.
Troubled Debt Restructuring
As of December 31, 2021, the Company had a recorded investment in troubled debt restructuring of $13.7 million. There were no such loans as of December 31, 2020.
Due to financial difficulty resulting from the
COVID-19
pandemic, a borrower defaulted on interest payments in May 2020 on a $3.5 million mezzanine loan and the Company subsequently suspended the interest accrual. The Company purchased the senior loan from a third-party lender on September 3, 2021 in order to facilitate a refinancing. Subsequently on September 23, 2021, the senior and mezzanine loans were refinanced and the Company issued a new senior loan with a committed amount of $14.7 million, of which $13.6 million was funded at closing. The concession granted in the refinancing was the forgiveness of principal and accrued interest of $1.3 million on the mezzanine loan, of which $1.0 million was previously recorded as an allowance for loan losses, in addition to $0.4 million of nonaccrual interest. The Company classified the refinancing as a TDR as it met all the conditions to be considered a TDR pursuant to ASC
310-40.
The following table summarizes the recorded investment of TDR as of the date of restructuring:

Number of loans modified	1
Pre-modified recorded carrying value	$18,503,470
Post-modified recorded carrying value (1)	$13,625,000

(1)
As of December 31, 2021, the principal balance of this loan was $13.6 million and the carrying value of this loan, which includes the present value of the exit fee, was $13.7 million. There is no allowance for loan losses recorded for this new senior loan.

Once classified as a TDR, the new senior loan is classified as an impaired loan until it is extinguished and the carrying value is evaluated at each reporting date for collectability based on the fair value of the underlying collateral. Since the fair value of the collateral is greater than the carrying value of the new senior loan, no specific allowance was recorded as of December 31, 2021. For the period ended December 31, 2021, interest income from the new senior loan was $0.3 million.